(Loss) / Earnings per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net (loss) / income	$ (3,920)	$ 37,523	$ (105,204)
Denominator (number of shares):
Basic and diluted weighted average ordinary shares outstanding	109,676,056	109,654,199	109,612,737